UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   August 14, 2009
Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 11
Form 13F Information Table Value Total: $290,554

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKLEY W R CORP               COM              084423102    24201  1127185 SH       SOLE                  1127185        0        0
EXTERRAN HLDGS INC             COM              30225X103     5518   344000 SH       SOLE                   344000        0        0
FORESTAR GROUP INC             COM              346233109    10019   843346 SH       SOLE                   843346        0        0
HCC INS HLDGS INC              COM              404132102    28101  1170373 SH       SOLE                  1170373        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107    27569   655000 SH       SOLE                   655000        0        0
JOHNSON & JOHNSON              COM              478160104    26503   466600 SH       SOLE                   466600        0        0
MARATHON OIL CORP              COM              565849106    27412   909800 SH       SOLE                   909800        0        0
NEXEN INC                      COM              65334H102    37021  1708100 SH       SOLE                  1708100        0        0
SCHERING PLOUGH CORP           COM              806605101    31826  1266978 SH       SOLE                  1266978        0        0
TALISMAN ENERGY INC            COM              87425E103    24901  1742605 SH       SOLE                  1742605        0        0
URS CORP NEW                   COM              903236107    47483   958860 SH       SOLE                   958860        0        0